Obligations’ maturity: (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Payment of benefits expected in 2021	R$ 198,074
Payment of benefits expected in 2022	188,437
Payment of benefits expected in 2023	178,787
Payment of benefits expected in 2024	169,738
Payment of benefits expected in 2025 or after	2,028,991
Payment of benefits expected	R$ 2,764,027
Duration	11 years 7 months 17 days
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Payment of benefits expected in 2021	R$ 179,875
Payment of benefits expected in 2022	173,944
Payment of benefits expected in 2023	167,140
Payment of benefits expected in 2024	159,604
Payment of benefits expected in 2025 or after	1,511,499
Payment of benefits expected	R$ 2,192,062
Duration	9 years 4 months 24 days